General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Professional services	457	84	372
Share-based compensation	1,953	420	1,849
Salaries and social benefits	406	21	74
Insurance	645	3	68
Traveling abroad	56	10	50
Others	171	7	92

	3,688	545	2,505